Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 539,568	$ 77,157	¥ 515,822	¥ 537,435
Cost of revenues:
Cost of revenues:	(136,654)	(19,542)	(153,422)	(174,208)
Gross Profit	402,914	57,615	362,400	363,227
Operating expenses:
Research and development expenses	(166,494)	(23,808)	(232,290)	(347,016)
Selling and marketing expenses	(165,175)	(23,620)	(190,904)	(247,711)
General and administrative expenses	(126,090)	(18,031)	(261,638)	(437,821)
Impairment loss on long-lived assets	0	0	(35,127)	0
Total operating expenses	(457,759)	(65,459)	(719,959)	(1,032,548)
Loss from operations	(54,845)	(7,844)	(357,559)	(669,321)
Interest income	8,053	1,152	12,212	17,956
Interest expenses	(30)	(4)	0	0
Other income (loss), net	(257)	(37)	4,706	484
Foreign exchange loss, net	(6,711)	(960)	(100)	(420)
Loss before income tax	(53,790)	(7,693)	(340,741)	(651,301)
Income tax expenses	(1,556)	(223)	(5,885)	(2,388)
Net loss	(55,346)	(7,916)	(346,626)	(653,689)
Net loss attributable to Burning Rock Biotech Limited	(55,300)	(7,916)	(346,626)	(653,689)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(4,089)	(585)	3,485	4,189
Total comprehensive loss	(59,435)	(8,501)	(343,141)	(649,500)
Total comprehensive loss attributable to Burning Rock Biotech Limited	¥ (59,435)	$ (8,501)	¥ (343,141)	¥ (649,500)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Loss per share - diluted | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	88,979,617	88,979,617	85,610,197	85,071,691
Weighted-average number of ordinary shares outstanding – diluted	88,979,617	88,979,617	85,610,197	85,071,691
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Loss per share - diluted | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted-average number of ordinary shares outstanding – diluted	17,324,848	17,324,848	17,324,848	17,324,848
Service [Member]
Revenues:
Revenues	¥ 316,111	$ 45,203	¥ 290,738	¥ 345,030
Cost of revenues:
Cost of revenues:	(79,317)	(11,342)	(88,323)	(101,638)
Product [Member]
Revenues:
Revenues	223,457	31,954	225,084	192,405
Cost of revenues:
Cost of revenues:	¥ (57,337)	$ (8,200)	¥ (65,099)	¥ (72,570)